Operating Segments - Information on geographical areas (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of geographical areas [line items]
Operating income(expense)		₩ 3,659,749	$ 3,079,042	₩ 2,080,394	₩ 2,799,976
Major non-current assets	[1]	5,684,768		5,460,030
Domestic customers
Disclosure of geographical areas [line items]
Operating income(expense)		3,288,341		1,869,516	2,500,504
Major non-current assets	[1]	5,201,838		5,026,161
Foreign customers
Disclosure of geographical areas [line items]
Operating income(expense)		371,408		210,878	₩ 299,472
Major non-current assets	[1]	₩ 482,930		₩ 433,869

[1]	Major non-current assets included investments in joint ventures and associates, investment properties, property, plant and equipment, and intangible assets.